Commitments and Contingencies (Details 2) (USD $) In Millions, unless otherwise specified			0 Months Ended	1 Months Ended	12 Months Ended	0 Months Ended		12 Months Ended	0 Months Ended		12 Months Ended
	Oct. 27, 2012	Jan. 28, 2012	Apr. 22, 2009 Employee Claims Adams Claim item	Dec. 31, 2010 Employee Claims Adams Claim item	Jan. 28, 2012 Employee Claims Adams Claim item	Sep. 15, 2011 Employee Claims Rea Claim item	Sep. 15, 2011 Employee Claims Rea Claim Maximum	Jan. 28, 2012 Consumer Class Action Claims Zip Code Claims item	Jun. 08, 2011 Consumer Class Action Claims Payment Card Terminal Tampering item	May 18, 2011 Consumer Class Action Claims Payment Card Terminal Tampering item	Jan. 28, 2012 Consumer Class Action Claims Payment Card Terminal Tampering item	May 03, 2011 Consumer Class Action Claims Payment Card Terminal Tampering item
Commitments and Contingencies
Number of plaintiff			129			4
Damages, penalties and fees sought by plaintiff							$ 5
Additional purported class action lawsuits					8			3		3	2
Number of cases entered Consolidated Complaint									4
Number of payment card terminals tampered												90
Number of payment card terminals removed and replaced											7,200
Number of plaintiff's case had bench trial occurred				1
Aggregate estimate of possible loss	$ 15	$ 13